15. STOCK OPTIONS (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Number of Outstanding Stock Options	17,572,583	15,473,398
Weighted Average Remaining Life (years)	3 years 9 months 11 days	3 years 7 months 10 days
Weighted Average Exercise Price Exerciseable	$ 0.453	$ 0.326
Number Exercisable	17,572,583	15,473,398
Stock Options
Number of Outstanding Stock Options		2,182,668
Weighted Average Remaining Life (years)		4 years 11 months 8 days
Weighted Average Exercise Price Exerciseable		$ 1.698
Number Exercisable		1,334
Weighted Average Exercise Price Exerciseable		$ 13.5
Exercise Price 0.25
Range of Exercise Prices	$ 0.250
Number of Outstanding Stock Options	530,000	530,000
Weighted Average Remaining Life (years)	4 years 7 months 10 days	4 years 11 months 23 days
Weighted Average Exercise Price Exerciseable	$ 0.250	$ 0.25
Number Exercisable	99,375	0
Weighted Average Exercise Price Exerciseable	$ 0.250	$ 0
Exercise Price 1.28
Range of Exercise Prices	$ 1.280
Number of Outstanding Stock Options	1,150,000	1,150,000
Weighted Average Remaining Life (years)	4 years 8 months 16 days	4 years 11 months 16 days
Weighted Average Exercise Price Exerciseable	$ 1.280	$ 1.28
Number Exercisable	143,750	0
Weighted Average Exercise Price Exerciseable	$ 1.280	$ 0
Exercise Price 4.08-4.20
Number of Outstanding Stock Options	500,000	500,000
Weighted Average Remaining Life (years)	4 years 8 months 23 days	4 years 11 months 23 days
Number Exercisable	31,250	0
Weighted Average Exercise Price Exerciseable		$ 0
Exercise Price 4.08-4.20 | Minimum [Member]
Range of Exercise Prices	$ 4.080
Weighted Average Exercise Price Exerciseable	4.080
Weighted Average Exercise Price Exerciseable	4.080
Exercise Price 4.08-4.20 | Maximum [Member]
Range of Exercise Prices	4.200
Weighted Average Exercise Price Exerciseable	4.200
Weighted Average Exercise Price Exerciseable	4.200
Exercise Price 13.500
Range of Exercise Prices	$ 13.500
Number of Outstanding Stock Options	1,334	1,334
Weighted Average Remaining Life (years)	4 months 17 days	5 months 8 days
Weighted Average Exercise Price Exerciseable	$ 13.500	$ 13.5
Number Exercisable	1,334	1,334
Weighted Average Exercise Price Exerciseable	$ 13.500	$ 13.5
Exercise Price 15.000
Range of Exercise Prices	$ 15.000
Number of Outstanding Stock Options	1,334	1,334
Weighted Average Remaining Life (years)
Weighted Average Exercise Price Exerciseable	$ 15.000	$ 15
Number Exercisable	0	0
Weighted Average Exercise Price Exerciseable	$ 15.00	$ 15
Exercise Price 3.03
Range of Exercise Prices	$ 3.030
Number of Outstanding Stock Options	100,000
Weighted Average Remaining Life (years)	4 years 8 months 16 days
Weighted Average Exercise Price Exerciseable	$ 3.030
Number Exercisable	100,000
Weighted Average Exercise Price Exerciseable	$ 3.030
Exercise Price Total
Number of Outstanding Stock Options	2,282,668
Weighted Average Remaining Life (years)	4 years 8 months 8 days
Weighted Average Exercise Price Exerciseable	$ 1.757
Number Exercisable	375,709
Weighted Average Exercise Price Exerciseable	$ 1.755